Short And Long-Term Debt - Convertible Notes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Redemption Price, Convertible Debt, Percent of Principal		90.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Redemption Price, Convertible Debt, Percent of Principal	90.00%	90.00%
Convertible Notes Payable [Member] | 11.00% Interest Rate [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	11.00%	11.00%
Class A Common Stock [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	25.625	25.625
Class A Common Stock [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	26.975	26.975
Per $1,000 Aggregate Principal Increment [Member] | Convertible Notes Payable [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	39.0244	39.0244
Per $1,000 Aggregate Principal Increment [Member] | Convertible Notes Payable [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	37.0714	37.0714
Per $1,000 Aggregate Principal Increment [Member] | Class A Common Stock [Member] | Series A and Series B Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	1,000
Per $1,000 Aggregate Principal Increment [Member] | Class A Common Stock [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Convertible debt instrument, conversion ratio	1,000	1,000